Deposits - Additional Information (Detail) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2013
Banking And Thrift [Abstract]
Certificates of deposit with balance greater than or equal to $100,000	$ 78,200,000	$ 88,700,000	$ 109,500,000
Brokered deposits	0	0	100,000
Out-of-network certificates	$ 0	$ 0	$ 0